1. NATURE OF BUSINESS AND OPERATIONS	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF BUSINESS AND OPERATIONS

Strata Oil & Gas Inc. (the ‘Company’) is currently engaged in the acquisition, exploration and if warranted and feasible development of heavy oil projects in the Peace River oil sands region

The Company’s activities are subject to significant risks and uncertainties. Our prospects must be considered in light of the risks, expenses and difficulties frequently encountered in establishing a business in the oil industry.  We have yet to generate any revenues from operations.  There is nothing at this time on which to base an assumption that our business operations will prove to be successful or that we will ever be able to operate profitably.  Our future operating results will depend on many factors, including:

•	our ability to raise adequate working capital;
•	success of our exploration and development efforts;
•	demand for oil;
•	the level of our competition;
•	our ability to attract and maintain key management and employees; and
•	our ability to efficiently explore, develop and produce sufficient quantities of marketable natural gas or oil in a highly competitive and speculative environment while maintaining quality and controlling costs.

To achieve profitable operations, we must, alone or with others, successfully execute on the factors stated above.  There are no assurances that the Company will be able to execute its plan and if we are not successful in executing any of the above stated factors, our business will not be profitable and may never even generate any revenue, which make our common shares a less attractive investment and may harm the trading of our common shares.